INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
INCOME TAXES
9. INCOME TAXES

a)	Income tax expense

A reconciliation of income tax expense for continuing operations and the product of earnings from continuing operations before income tax multiplied by the combined Canadian federal and provincial statutory income tax rate is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Earnings before income taxes	$798,182	$394,310
Computed income tax expense at Canadian statutory rates (25%)	199,546	98,578
Non-deductible expenses/Non-taxable (income)	(1,286)	(4,751)
Foreign tax rate differential	32,267	10,801
Current and deferred Ontario Mining Tax	10,581	12,190
Revision in estimates	(5,879)	74
Tax benefit not recognized	3,314	—
Withholding taxes	324	2,737
Other	(765)	738
Income tax expense	238,102	120,367
Current income tax expense	189,572	40,743
Deferred tax (recovery) expense	$48,530	$79,624

During the year ended December 31, 2019, the effective tax rate is 29.8% (year ended December 31, 2018 - 30.5%).

b)	Deferred income tax balances

The tax effect of temporary differences that give rise to deferred income tax assets and liabilities at December 31, 2019 and 2018 are as follows:

As at	December 31, 2019	December 31, 2018
Net deferred tax assets:
Employee provisions	13,543	2,148
Loss carry forwards	6,315	6,117
Mark to market adjustments	(9,201)	(753)
Other	75	284
	$10,732	$7,796

As at	December 31, 2019	December 31, 2018
Net deferred tax liabilities:
Mining interests and plant and equipment	(229,166)	(201,389)
Environmental rehabilitation provision	15,967	14,310
Ontario Mining Tax	(30,729)	(23,635)
Loss carry forwards	—	12,861
Inventory	(18,686)	(4,666)
Mark to market adjustments	2,902	(3,354)
Employee provisions	4,694	3,483
Other	(1,299)	(1,400)
	($256,317)	($203,790)

Changes in net deferred tax assets and liabilities for the years ended December 31, 2019 and 2018 are as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Balance, beginning of year	($195,994)	($133,645)
Recognized in net earnings	(48,530)	(79,624)
Recognized in equity	2,637	1,674
Foreign currency translation in other comprehensive income (loss)	(3,698)	15,601
Net deferred tax liabilities, end of year	($245,585)	($195,994)

At December 31, 2019, no deferred tax liabilities have been recognized in respect of the aggregate amount of $694,367 (December 31, 2018 - $274,747) of taxable temporary differences associated with investments in subsidiaries. The Company controls the timing and circumstances of the reversal of these differences, and the differences are not anticipated to reverse in the foreseeable future.

As at December 31, 2019, deferred income tax assets have not been recognized in respect of the following because it is not probable that future taxable profit will be available against which the Company can use the benefits:

As at	December 31, 2019	December 31, 2018
Capital loss carryforwards	8,730	11,668
Investment tax credits	12,601	11,999
Mining interests	11,076	10,546
Provision for reclamation liabilities and other accruals	11,158	—
Australian royalty tax	347,883	299,029

The temporary differences arising from investment tax credits have an expiry date of 2025 to 2030. The temporary differences arising from mineral properties, Australian royalty tax and capital losses carried forward have an indefinite expiry date.

As at December 31, 2019, the Company had the following Canadian and Australian income tax attributes to carry forward:

	Year ended December 31, 2019	Expiry
Canada
Non-capital losses	23,830	2036-2039
Tax basis of mining interests	218,366	Indefinite
Tax basis of plant and equipment	213,646	Indefinite
Australia
Tax basis of mining interests	6,303	Indefinite
Tax basis of plant and equipment	62,736	Indefinite

c)	Uncertainty over Income Tax Treatments

The Company operates in Canada and Australia and as such, is subject to, and pays taxes under the regime in place within these countries, which are governed by general corporate tax laws. The Company has filed, and continues to file, all required tax returns and pays the taxes reasonably determined to be due. Tax rules and regulations are complex and subject to interpretation, with changes in tax law, or the manner in which they are interpreted, potentially impacting the Company's effective tax rate as well as its business and operations.

The Company's tax records, transactions and filing positions may be subject to examination by the tax authorities. The tax authorities may interpret the tax implications of a transaction differently from the Company, requiring many years before a resolution can be reached. Uncertainty in the interpretation and application of applicable tax laws and regulations by the tax authorities could adversely affect the Company.